UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23214

GraniteShares ETF Trust
(Exact name of registrant as specified in charter)

205 Hudson Street, 7th floor
New York, New York 10013
(Address of principal executive offices) (Zip code)

William Rhind

GraniteShares ETF Trust

205 Hudson Street, 7th floor
New York, New York 10013
(Name and address of agent for service)

Copy to:

W. Thomas Conner, Esq.

Vedder Price

1633 Broadway, 31st Floor

New York, NY 10019

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF

March 31, 2018 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 96.7%(a)
U.S. Treasury Bill, 1.41%, 04/05/18(b)	$1,450,000	$1,449,804
U.S. Treasury Bill, 1.60%, 05/17/18(b)	5,050,000	5,039,669
U.S. Treasury Bill, 1.64%, 05/24/18(b)	1,610,000	1,606,173
U.S. Treasury Bill, 1.67%, 05/31/18	1,250,000	1,246,593
U.S. Treasury Bill, 1.50%, 06/14/18(b)	1,100,000	1,096,313
U.S. Treasury Bill, 1.73%, 06/21/18(b)	100,000	99,625
U.S. Treasury Bill, 1.60%, 07/12/18(b)	1,375,000	1,368,304
U.S. Treasury Bill, 1.63%, 07/19/18(b)	2,575,000	2,561,565
U.S. Treasury Bill, 1.63%, 07/26/18(b)	3,110,000	3,092,547
U.S. Treasury Bill, 1.64%, 08/02/18	4,750,000	4,721,128
U.S. Treasury Bill, 1.73%, 08/09/18	2,000,000	1,986,923
U.S. Treasury Bill, 1.94%, 09/13/18	940,000	932,061
Total United States Treasury Obligations (Cost $25,208,162)		25,200,705
Total Investments – 96.7%
(Cost $25,208,162)		25,200,705
Other Assets in Excess of Liabilities – 3.3%		862,555
Net Assets – 100.0%		$26,063,260

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

At March 31, 2018, the open futures contracts were as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
Brent Crude(a)	29	5/31/2018	Long	$1,996,650	$135,160	$135,160	$–
Coffee ‘C’(a)	14	5/18/2018	Long	620,288	(26,231)	–	(26,231)
Copper(a)	23	5/29/2018	Long	1,739,662	(41,238)	–	(41,238)
Corn(a)	91	5/14/2018	Long	1,764,262	60,225	60,225	–
Cotton No. 2(a)	10	5/08/2018	Long	407,300	12,400	12,400	–
Crude Oil(a)	31	4/20/2018	Long	2,013,140	$156,660	156,660	–
Gasoline RBOB(a)	13	4/30/2018	Long	1,103,248	69,346	69,346	–
Gold 100 OZ(a)	24	6/27/2018	Long	3,185,520	(4,170)	–	(4,170)
KC Hard Red Winter Wheat(a)	16	5/14/2018	Long	373,800	(15,838)	–	(15,838)
Lean Hogs(a)	19	6/14/2018	Long	581,780	(10,250)	–	(10,250)
Live Cattle(a)	23	6/29/2018	Long	943,690	(102,020)	–	(102,020)
LME Nickel(a)	10	5/14/2018	Long	796,500	10,371	10,371	–
LME Primary Aluminum(a)	21	5/14/2018	Long	1,048,031	(75,500)	–	(75,500)

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF (continued)

March 31, 2018 (Unaudited)

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
LME Zinc(a)	9	5/14/2018	Long	$737,550	(21,619)	$–	$(21,619)
Natural Gas(a)	76	4/26/2018	Long	2,077,080	48,430	48,430	–
NY Harbour ULSD(a)	11	4/30/2018	Long	933,702	75,344	75,344	–
Silver(a)	10	5/29/2018	Long	813,400	190	190	–
Soybean(a)	32	5/14/2018	Long	1,671,600	57,763	57,763	–
Soybean Meal(a)	24	5/14/2018	Long	921,600	70,710	70,710	–
Soybean Oil(a)	35	5/14/2018	Long	669,270	(6,666)	–	(6,666)
Sugar #11(a)	54	4/30/2018	Long	746,928	(74,110)	–	(74,110)
Wheat (CBD) (a)	39	5/14/2018	Long	879,450	(43,050)	–	(43,050)
Total Futures Contracts				$26,024,451		696,599	(420,692)
Net Unrealized Appreciation (Depreciation)						$275,907

(a)	A portion or all of the security is owned by GraniteShares BCOM Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$25,200,705	$–	$–	$25,200,705
Other Investments
Futures	696,599	–	–	696,599
Total Investments in Securities	$25,897,304	$–	$–	$25,897,304
Liability Valuation Inputs
Other Investments
Futures	$420,692	$–	$–	$420,692
Total Other Investments	$420,692	$–	$–	$420,692

For the period ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Consolidated Schedule of Investments

GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF

March 31, 2018 (Unaudited)

Investments	Principal	Value
U.S. TREASURY OBLIGATIONS – 96.1%(a)
U.S. Treasury Bill, 1.40%, 04/05/18	$900,000	$899,878
U.S. Treasury Bill, 1.60%, 05/17/18(b)	100,000	99,795
U.S. Treasury Bill, 1.65%, 05/24/18(b)	260,000	259,382
U.S. Treasury Bill, 1.67%, 06/07/18	1,140,000	1,136,537
U.S. Treasury Bill, 1.73%, 06/21/18(b)	175,000	174,344
U.S. Treasury Bill, 1.60%, 07/12/18(b)	150,000	149,270
U.S. Treasury Bill, 1.63%, 07/26/18(b)	190,000	188,934
U.S. Treasury Bill, 1.68%, 08/09/18	2,600,000	2,583,000
U.S. Treasury Bill, 1.94%, 09/13/18	1,360,000	1,348,514
Total United States Treasury Obligations (Cost $6,841,138)		6,839,654
Total Investments – 96.1% (Cost $6,841,138)		6,839,654
Other Assets in Excess of Liabilities – 3.9%		275,276
Net Assets – 100.0%		$7,114,930

(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

At March 31, 2018, the open future contract was as follows:

Description	Number of Contracts	Expiration Date	Contract Type	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
GOLDMAN SACHS Index(a)	63	4/16/2018	Long	$7,122,150	$145,292	$145,292	$–

(a)	A portion or all of the security is owned by GraniteShares GSCI Cayman Limited, a wholly-owned subsidiary of the Fund. See Note 2.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities
U.S. Treasury Obligations	$6,839,654	$–	$–	$6,839,654
Other Investments
Futures	145,292	–	–	145,292
Total Investments in Securities	$6,984,946	$–	$–	$6,984,946

For the period ended March 31, 2018, there were no transfers between any levels. As of March 31, 2018 there were no Level 3 investments held in the Fund.

See accompanying Notes to Consolidated Schedules of Investments.

GraniteShares ETF Trust

Notes to Consolidated Schedules of Investments

March 31, 2018 (unaudited)

1.	ORGANIZATION

The GraniteShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on November 7, 2016. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). GraniteShares Advisors LLC (the “Adviser”) serves as investment adviser to the Funds. Each Fund is a non-diversified series of a management investment company under the 1940 Act. The Trust is an open-end management investment company currently consisting of multiple investment series, of which are presented below (each, a “Fund,” and collectively, the “Funds”) and presented herein.

Fund	Commencement of Operations
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	May 19, 2017
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	May 19, 2017

2.	Consolidated Subsidiary

GraniteShares Bloomberg Commodity Broad Strategy no K-1 ETF and GraniteShares S&P GSCI Commodity Broad Strategy no K-1 ETF invest in certain commodity-related investments through GraniteShares BCOM Cayman Limited and GraniteShares GSCI Cayman Limited respectively, wholly-owned subsidiaries (each, a “Subsidiary”: collectively, the “Subsidiaries”).

The following table reflects the net assets of each Subsidiary as a percentage of each Fund’s net assets at March 31, 2018:

Fund	Wholly Owned Subsidiary	Value	Percentage of Fund’s Net Assets
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF	GraniteShares BCOM Cayman Limited	$2,344,317	9.0%
GraniteShares S&P GSCI Commodity Broad Strategy No K-1 ETF	GraniteShares GSCI Cayman Limited	$761,357	10.7%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GraniteShares ETF Trust

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	5/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Rhind
William Rhind, Trustee, President and Chief Financial Officer
(principal executive officer and principal financial officer)

Date	5/16/2018

* Print the name and title of each signing officer under his or her signature.